Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of the Net Deferred Tax Asset

The components of the net deferred tax asset are as follows:

	In Thousands
	2013	2012
Deferred tax asset:
Federal	$11,638	10,177
State	1,928	1,616

	13,566	11,793

Deferred tax liability:
Federal	(1,768)	(2,947)
State	(361)	(603)

	(2,129)	(3,550)

	$11,437	8,243

Deferred Tax Assets (Liabilities) in Which Tax Effects of Significant Item that Gave Rise

The tax effects of each type of significant item that gave rise to deferred tax assets (liabilities) are:

	In Thousands
	2013	2012

Financial statement allowance for loan losses in excess of tax allowance	$8,330	9,298
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(1,650)	(1,474)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	908	879
Writedown of other real estate not deductible for income tax purposes until sold	1,586	1,578
Financial statement income on FHLB stock dividends not recognized for tax purposes	(480)	(480)
Unrealized loss (gain) on securities available-for-sale	2,666	(1,596)
Miscellaneous	77	38

	$11,437	$8,243

Summary of Components of Income Tax Expense (Benefit)

The components of income tax expense (benefit) are summarized as follows:

	In Thousands
	Federal	State	Total

2013
Current	$7,193	1,045	8,238
Deferred	898	170	1,068

Total	$8,091	1,215	9,306

2012
Current	$7,022	1,307	8,329
Deferred	(732)	(82)	(814)

Total	$6,290	1,225	7,515

2011
Current	$6,780	1,236	8,016
Deferred	(1,283)	(188)	(1,471)

Total	$5,497	1,048	6,545

Reconciliation of Actual Income Tax Expense to the Expected Tax Expense

	In Thousands
	2013	2012	2011

Computed “expected” tax expense	$8,559	6,686	5,642
State income taxes, net of Federal income tax benefit	937	780	694
Tax exempt interest, net of interest expense exclusion	(234)	(203)	(199)
Federal income tax rate in excess of statutory rate related to taxable income over $10 million	204	206	187
Earnings on cash surrender value of life insurance	(25)	(82)	(21)
Expenses not deductible for tax purposes	35	26	24
Stock based compensation expense	11	10	8
Other	(181)	92	210

	$9,306	7,515	6,545